Income Taxes (Details) - Components of Income Tax Expense (Benefit) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Tax Expense Benefit [Line Items]
Current					$ 12	$ 18
Deferred					58	7
Total income tax provision	$ 4	$ 4	$ 10	$ 1	$ 70	$ 25